Fees Summary	Dec. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,327,000
Previously Paid Amount	0
Total Fee Amount	509.36
Total Offset Amount	0
Net Fee	$ 509.36